Notes Payable, Net (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
Schedule of notes payable

	March 31, 2019	December 31, 2018

In January 2017, the Company issued a Senior Unsecured Note ("Note") a face value of $3,000,000, payable two years from issuance, along with an aggregate of 4,500,000 shares of Common Stock, with a fair value of $1,147,500. The Company allocated the proceeds to the common stock based on their relative fair value and recorded a discount of $830,018 to be amortized into interest expense over the two-year term of the note. The Company also paid debt issuance costs consisting of a cash fee of $120,000 and 1,020,000 shares of common stock of the Company with a fair value of $306,000. On April 30, 2018, the Company and the Noteholder agreed to extend the due date of the note until April 30, 2020 for an extension fee of 1,500,000 shares of the Common Stock issued to the Noteholder. The April 2018 change in terms of the Note payable has been determined to be a debt extinguishment in accordance with ASC 470. The reported amounts under the debt extinguishment are not significantly different than that of the Company's reported amounts. See below	$2,000,000	$2,000,000
Installment loan payable related to a vehicle acquisition payable in monthly payments of $539 per month at an interest rate of 10.8% per annum payable for 36 months	16,510	—
Total Principal Outstanding	$2,016,510	$2,000,000
Unamortized Deferred Debt	(86,845)	(106,886)
Unamortized Deferred Debt Issuance Costs	(32,066)	(39,466)
Notes Payable, Net	$1,897,599	$1,853,648
Notes Payable, current portion	$4,926	$—
Notes Payable, Net of discounts and current portion	1,892,673	1,853,648
	$1,897,599	$1,853,648

	2018	2017

In January 2017, the Company issued a Senior Unsecured Note (“Note”) a face value of $3,000,000, payable two years from issuance, along with an aggregate of 4,500,000 shares of Common Stock, with a fair value of $1,147,500. The Company allocated the proceeds to the common stock based on their relative fair value and recorded a discount of $830,018 to be amortized into interest expense over the two-year term of the note. The Company also paid debt issuance costs consisting of a cash fee of $120,000 and 1,020,000 shares of common stock of the Company with a fair value of $306,000. On April 30, 2018, the Company and the Noteholder agreed to extend the due date of the note until April 30, 2020 for 1,500,000 shares of the Common Stock issued to the Noteholder. The April 2018 change in the terms of this note payable has been determined to be a debt extinguishment in accordance with ASC 470. The reported amounts under the debt extinguishment are not significantly different than that of the Company’s reported amounts.	$2,000,000	$3,000,000
Total Principal Outstanding	2,000,000	3,000,000
Unamortized Deferred Discounts	(106,886)	(455,935)
Unamortized Debt Issuance Costs	(39,466)	(168,345)
Notes Payable, net of current maturities	$1,853,648	$2,375,720

Schedule of notes payable and related discounts

	Principal Balance:	Debt Issuance Costs:	Debt Discounts:	Total:
Balance at December 31, 2018	$2,000,000	$(39,466)	$(106,886)	$1,853,648
Additions	16,510	—	—	16,510
Amortization	—	7,400	20,041	27,441
Balance at March 31, 2019	$2,016,510	$(32,066)	$(86,845)	$1,897,599

	Principal	Debt Issuance	Debt
	Balance	Costs	Discounts	Total
Balance at December 31, 2016	$6,065,914	$(243,055)	$(165,841)	$5,657,018
New issuances	3,000,000	(310,790)	(841,727)	1,847,483
Payments/conversions	(6,065,914)	—	—	(6,065,914)
Amortization	—	385,500	551,633	937,133
Balance at December 31, 2017	3,000,000	(168,345)	(455,935)	2,375,720
New issuances	—	—	—	—
Payments/Conversions	(1,000,000)	—	—	(1,000,000)
Amortization	—	128,879	349,049	477,928
Balance at December 31, 2018	$2,000,000	$(39,466)	$(106,886)	$1,853,648

Schedule of future maturities of notes payable
April 1, 2019 – March 31, 2020	$4,926
April 1, 2020 – March 31, 2021	2,005,485
April 1, 2021 – March 31, 2022	6,099
$2,016,510

2019	$—
2020	2,000,000
$2,000,000